RISK MANAGEMENT POLICIES - Assets and Liabilities Cash Flows (Details) $ in Thousands	Dec. 31, 2024 ARS ($)
Maturity Analysis for Assets and Liabilities
Assets cashflows	$ 5,846,943,638
Liabilities cashflows	3,521,320,492
Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	1,000,079,421
Liabilities cashflows	2,944,711,299
From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	548,338,904
Liabilities cashflows	283,454,620
From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	733,546,890
Liabilities cashflows	219,313,805
From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	930,954,164
Liabilities cashflows	63,105,659
From 1 to 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	1,109,122,863
Liabilities cashflows	5,132,018
More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	1,524,901,396
Liabilities cashflows	5,603,091
Deposits
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	3,213,274,219
Deposits | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	2,728,832,363
Deposits | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	273,914,221
Deposits | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	174,275,118
Deposits | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	36,252,517
Non-financial public sector
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	145,569,246
Non-financial public sector | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	139,651,136
Non-financial public sector | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	5,918,110
Financial sector
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	185,277
Financial sector | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	185,277
Non-financial private sector and foreign residents
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	3,067,519,696
Non-financial private sector and foreign residents | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	2,588,995,950
Non-financial private sector and foreign residents | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	267,996,111
Non-financial private sector and foreign residents | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	174,275,118
Non-financial private sector and foreign residents | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	36,252,517
Derivates
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,734,047
Derivates | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,734,047
Repo Transactions
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	33,962,592
Repo Transactions | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	33,962,592
Other financial liabilities
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	168,028,963
Other financial liabilities | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	160,951,266
Other financial liabilities | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,137,821
Other financial liabilities | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,387,108
Other financial liabilities | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	2,136,540
Other financial liabilities | From 1 to 2 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,990,198
Other financial liabilities | More than 2 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	426,030
Financing received from the Argentine Central Bank and other financial entities
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	45,938,974
Financing received from the Argentine Central Bank and other financial entities | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	19,231,031
Financing received from the Argentine Central Bank and other financial entities | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	6,445,644
Financing received from the Argentine Central Bank and other financial entities | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	10,061,528
Financing received from the Argentine Central Bank and other financial entities | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,881,890
Financing received from the Argentine Central Bank and other financial entities | From 1 to 2 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	3,141,820
Financing received from the Argentine Central Bank and other financial entities | More than 2 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	5,177,061
Unsubordinated Negotiable obligations
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	58,381,697
Unsubordinated Negotiable obligations | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,956,934
Unsubordinated Negotiable obligations | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	33,590,051
Unsubordinated Negotiable obligations | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	22,834,712
Loans and other financing
Maturity Analysis for Assets and Liabilities
Assets cashflows	5,846,943,638
Loans and other financing | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	1,000,079,421
Loans and other financing | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	548,338,904
Loans and other financing | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	733,546,890
Loans and other financing | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	930,954,164
Loans and other financing | From 1 to 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	1,109,122,863
Loans and other financing | More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	1,524,901,396
To the non-financial public sector
Maturity Analysis for Assets and Liabilities
Assets cashflows	3,463,240
To the non-financial public sector | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	2,995,698
To the non-financial public sector | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	66,792
To the non-financial public sector | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	66,792
To the non-financial public sector | From 1 to 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	133,583
To the non-financial public sector | More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	200,375
To the financial sector
Maturity Analysis for Assets and Liabilities
Assets cashflows	24,615,146
To the financial sector | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	15,505,051
To the financial sector | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	417,485
To the financial sector | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	663,867
To the financial sector | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	1,341,957
To the financial sector | From 1 to 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	2,104,689
To the financial sector | More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	4,582,097
To the Non-Financial Private Sector and Foreign residents
Maturity Analysis for Assets and Liabilities
Assets cashflows	5,818,865,252
To the Non-Financial Private Sector and Foreign residents | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	981,578,672
To the Non-Financial Private Sector and Foreign residents | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	547,921,419
To the Non-Financial Private Sector and Foreign residents | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	732,816,231
To the Non-Financial Private Sector and Foreign residents | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	929,545,415
To the Non-Financial Private Sector and Foreign residents | From 1 to 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	1,106,884,591
To the Non-Financial Private Sector and Foreign residents | More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	$ 1,520,118,924